                                   FIRST FUNDS

                            GROWTH & INCOME PORTFOLIO
                         CAPITAL APPRECIATION PORTFOLIO
                          TENNESSEE TAX-FREE PORTFOLIO
                           INTERMEDIATE BOND PORTFOLIO
                                 BOND PORTFOLIO

                       SUPPLEMENT DATED DECEMBER 17, 1999
                      TO THE OCTOBER 28, 1999 PROSPECTUSES

              This supplement provides new information beyond that
                 contained in the prospectus, and should be read
                      in conjunction with such prospectus.

First Tennessee Bank National Association ("First Tennessee") is currently waiving all or a portion of its investment management fee for the First Funds Portfolios referenced above. First Tennessee has proposed to lower or eliminate its voluntary fee waiver for each of these Portfolios as listed on the chart below. The chart illustrates the current investment management fees after waivers for these Portfolios, and the investment management fees after waivers, based on the proposed waiver reduction. The waiver reduction will be effective as of January 3, 2000.

                                                     Investment Management Fees After Waivers*
                                                     -----------------------------------------
Portfolio                                            Current           After Waiver Reduction
---------                                            -------           -----------------------
Growth & Income Portfolio                              .50%                     .65%

Capital Appreciation Portfolio                         .00%                     .15%

Tennessee Tax-Free Portfolio                           .00%                     .30%

Intermediate Bond Portfolio                            .00%                     .30%

Bond Portfolio                                         .15%                     .30%

*As a percentage of each Portfolio's average net assets.